Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net income	$ 930,593	$ 758,910	$ 1,069,607	$ 905,632
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	56,207	20,726	32,909	6,221
Excess tax benefits from share-based payment arrangements	(20,825)		(35,201)
Stock-based compensation	490,258	116,584	268,538	123,355
Stock options issued for interest expense
Allowance for refunds and chargebacks	(6,404)	1,216	1,834	5,036
Deferred Income Taxes	(31,758)	15,378	(2,136)	(49,826)
Changes in assets and liabilities:
Accounts receivable	(8,946)	(52,734)	(33,926)	11,351
Inventory
Other assets	(28,517)	(44,173)	(40,051)	2,208
Deposits				39,405
Income taxes payable	23,259	(408,761)	(380,840)	358,325
Accrued expenses and other	(45,782)	(35,944)	(44,598)	1,305
Deferred revenue	(30,671)	29,175	15,634	38,267
Net cash provided by operating activities	1,327,414	400,377	851,770	1,441,279
Cash flows from investing activities:
Purchases of property and equipment	(262,740)	(12,956)	(24,206)	(150,349)
Net cash used in by investing activities	(262,740)	(12,956)	(24,206)	(150,349)
Cash flows (used in) provided by financing activities:
Dividend to shareholder	(880,770)	(2,323,687)	(2,589,011)
Proceeds from issuance of common stock	277,949	516,438	531,438	96,816
Excess tax benefits from share-based payment arrangements	20,825		35,201
Net cash (used in) provided by financing activities	(581,996)	(1,807,249)	(2,022,372)	96,816
Change in cash and cash equivalents	482,678	(1,419,828)	(1,194,808)	1,387,746
Cash and cash equivalents, beginning of period	784,001	1,978,809	1,978,809	591,063
Cash and cash equivalents, end of period	1,266,679	558,981	784,001	1,978,809
Supplemental cash flow disclosures:
Cash paid for income taxes	$ 545,000	$ 503,831	$ 618,000	$ 359,362